Segments - Schedule of Disaggregated Information of Revenues by Geographic Locations (Details) - Operating Segments [Member]	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Revenues	¥ 422,245,411	$ 60,073,613	¥ 541,924,655	¥ 585,365,937
Mainland PRC revenues [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Revenues	284,899,876	40,533,217	415,200,758	542,958,194
Hong Kong revenues [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Revenues	137,345,535	19,540,396	126,723,897	32,297,915
International revenues [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Revenues				¥ 10,109,828